State Street Blackstone Senior Loan ETF Average Annual Total Returns		12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.38%				5.22%			4.61%
Morningstar LSTA US Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.24%				6.29%			5.80%
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.90%				6.37%			5.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Blackstone Senior Loan ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.65%				5.12%			4.76%
State Street Blackstone Senior Loan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.38%				2.21%			2.30%
State Street Blackstone Senior Loan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.87%				2.62%			2.55%

[1]	Effective January 15, 2026, the Fund's principal investment strategy changed from seeking to outperform the Markit iBoxx USD Liquid Leveraged Loan Index and the Morningstar LSTA US Leveraged Loan 100 Index, to seeking to outperform the Morningstar LSTA US Leveraged Loan Index.